Financial Risk Management - Credit Risk - Gross credit risk exposure (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial Risk Management
Assets associated with unit-linked insurance products and other products	$ 1,204.0	$ 676.5
Income taxes refundable	59.0	67.1
Credit risk
Financial Risk Management
Maximum exposure to credit risk	60,178.4	51,912.0
Assets associated with unit-linked insurance products and other products	1,204.0	676.5
Income taxes refundable	59.0	67.1
Credit risk | Cash and short term investments
Financial Risk Management
Maximum exposure to credit risk	$ 8,092.8	$ 10,386.0
Credit risk | Cash and short term investments | Canada and United States
Financial Risk Management
Risk exposure percentage	59.10%	69.40%
Credit risk | Cash and short term investments | Europe
Financial Risk Management
Risk exposure percentage	24.00%	24.80%
Credit risk | Cash and short term investments | Other foreign countries
Financial Risk Management
Risk exposure percentage	16.90%	5.80%
Credit risk | U.S. sovereign government and other sovereign government rated AA/Aa or higher
Financial Risk Management
Risk exposure percentage	31.40%	30.30%
Credit risk | U.S. sovereign government
Financial Risk Management
Maximum exposure to credit risk	$ 16,273.5	$ 14,378.8
Credit risk | Other sovereign government rated AA/Aa or higher
Financial Risk Management
Maximum exposure to credit risk	4,046.8	2,413.5
Credit risk | Other sovereign government rated AA/Aa or higher | Canada
Financial Risk Management
Bonds issued by government	2,471.6	1,923.5
Credit risk | Other sovereign government rated AA/Aa or higher | United Kingdom
Financial Risk Management
Bonds issued by government	321.8	180.6
Credit risk | Other sovereign government rated AA/Aa or higher | Australia
Financial Risk Management
Bonds issued by government	378.5	46.5
Credit risk | All other sovereign government
Financial Risk Management
Maximum exposure to credit risk	3,367.1	2,210.2
Credit risk | All other sovereign government | Greece
Financial Risk Management
Bonds issued by government	1,234.6	690.1
Credit risk | All other sovereign government | Brazil
Financial Risk Management
Bonds issued by government	884.4	744.2
Credit risk | All other sovereign government | Saudi Arabia
Financial Risk Management
Bonds issued by government	239.8	0.0
Credit risk | Canadian provincials
Financial Risk Management
Maximum exposure to credit risk	243.5	284.1
Credit risk | U.S. states and municipalities
Financial Risk Management
Maximum exposure to credit risk	184.5	262.7
Credit risk | Corporate and other
Financial Risk Management
Maximum exposure to credit risk	$ 13,325.6	$ 9,451.9
Risk exposure percentage	20.60%	17.00%
Credit risk | Unrated first mortgage loans
Financial Risk Management
Net purchases of bonds	$ 2,261.5
Credit risk | Corporate bonds
Financial Risk Management
Net purchases of bonds	817.9
Credit risk | Investments in first mortgage loans
Financial Risk Management
Maximum exposure to credit risk	4,685.4	$ 2,500.7
Credit risk | Receivable from counterparties to derivative contracts
Financial Risk Management
Maximum exposure to credit risk	656.6	256.1
Credit risk | Insurance contract receivables
Financial Risk Management
Maximum exposure to credit risk	926.1	648.9
Credit risk | Reinsurance contracts assets held
Financial Risk Management
Maximum exposure to credit risk	10,887.7	9,691.5
Credit risk | Other assets
Financial Risk Management
Maximum exposure to credit risk	$ 2,174.2	$ 1,928.3